COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of maturity analysis for commitments
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2021 and 2020.

December 31, 2021	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,200	2,200	2,200	—	—	—
Accounts payable and accrued liabilities	3,416	3,416	3,416	—	—	—
Long-term debt [1]	18,688	18,873	1,551	2,312	3,520	11,490
Lease liabilities	1,957	2,498	336	677	308	1,177
Other long-term financial liabilities	14	14	—	7	2	5
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,374	1,240	134	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,354)	(1,217)	(137)	—	—
Equity derivative instruments	—	(36)	(36)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	11,313	1,297	1,504	1,607	6,905
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(11,717)	(1,084)	(1,822)	(1,521)	(7,290)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,390	1,390	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(1,401)	(1,401)	—	—	—
Interest rate derivatives	—	243	243	—	—	—
Net carrying amount of derivatives (asset)	(895)
	25,380	26,813	7,935	2,675	3,916	12,287
[1] Reflects repayment of the subordinated notes issued in December 2021 on the five-year anniversary.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2020	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	1,221	1,221	1,221	—	—	—
Accounts payable and accrued liabilities	2,714	2,714	2,714	—	—	—
Long-term debt	18,201	18,373	1,450	3,274	1,490	12,159
Lease liabilities	1,835	2,353	278	647	300	1,128
Other long-term financial liabilities	22	22	—	14	2	6
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,134	1,305	829	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,024)	(1,222)	(802)	—	—
Equity derivative instruments	—	(34)	(34)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	11,114	86	2,516	937	7,575
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(11,702)	(81)	(2,772)	(891)	(7,958)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	585	585	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(573)	(573)	—	—	—
Net carrying amount of derivatives (asset)	(1,011)
	22,982	24,183	5,729	3,706	1,838	12,910
[1]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2021.

(In millions of dollars)
2022	1,551
2023	1,712
2024	600
2025	886
2026 [1]	2,634
Thereafter	11,490
Total long-term debt	18,873
[1] Reflects repayment of the subordinated notes issued in December 2021 on the five-year anniversary.
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2021.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Player contracts [1]	129	204	222	—	555
Purchase obligations [2]	327	192	85	19	623
Program rights [3]	659	1,151	824	1	2,635

Total commitments	1,115	1,547	1,131	20	3,813
[1]    Toronto Blue Jays players' salary contracts into which we have entered and are contractually obligated to pay.
[2]    Contractual obligations under service, product, and wireless device contracts to which we have committed.
[3]    Agreements into which we have entered to acquire broadcasting rights for sports broadcasting programs and films for periods in excess of one year at contract inception.

Disclosure of commitments
Below is a summary of our other contractual commitments that are not included in the table above.

As at December 31
(In millions of dollars)	2021

Acquisition of property, plant and equipment	209
Acquisition of intangible assets	21
Our share of commitments related to associates and joint ventures	387

Total other commitments	617